Summary of material accounting policy information - Schedule of Scope of Consolidation (Details) € in Thousands				12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023 store
Accounting Policies [Line Items]
Group’s percentage interest				90.00%
Proportion of ownership interest in associate
Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Proportion of ownership interest in associate				15.00%	0.00%
Tom Ford International LLC
Accounting Policies [Line Items]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
CGU Thom Browne Korea Ltd.
Accounting Policies [Line Items]
Number of retail stores | store							17
Tom Ford International LLC
Accounting Policies [Line Items]
Proportion of ownership interest in associate				100.00%
Ermenegildo Zegna N.V.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Registered office				Amsterdam (Netherlands)
Issued capital				€ 9,153,722
Ermenegildo Zegna N.V. | Filati Biagioli Modesto S.r.l.
Accounting Policies [Line Items]
Issued capital				€ 7,900,000
Name of associate				Filati Biagioli Modesto S.r.l.
Principal place of business of associate				Montale (PT)
Name of the Investor				Ermenegildo Zegna N.V.
Proportion of ownership interest in associate				40.00%	40.00%
Ermenegildo Zegna N.V. | Luigi Fedeli e Figlio S.r.l.
Accounting Policies [Line Items]
Issued capital				€ 3,358,000
Name of associate				Luigi Fedeli e Figlio S.r.l. (7)
Principal place of business of associate				Monza (MB)
Name of the Investor				Ermenegildo Zegna N.V.
Proportion of ownership interest in associate				15.00%	0.00%
Ermenegildo Zegna N.V. | Sharmoon.EZ.Garments Co. Ltd
Accounting Policies [Line Items]
Issued capital				€ 100,000,000
Group’s percentage interest				50.00%	50.00%
Name of the Investor				Ermenegildo Zegna N.V.
Name of foreign associates, joint arrangements and other investments				Sharmoon.EZ.Garments Co. Ltd
Principal place of business of other investments				Wenzhou (China)
Ermenegildo Zegna N.V. | Consorzio Re. Crea
Accounting Policies [Line Items]
Issued capital				€ 712,000
Name of the Investor				Ermenegildo Zegna N.V.
Proportion of ownership interests held by non-controlling interests				15.00%	17.00%
Name of foreign associates, joint arrangements and other investments				Consorzio Re.Crea (4)
Principal place of business of other investments				Milan
Ermenegildo Zegna N.V. | In.co. S.p.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				In.co. S.p.A.
Registered office				Biella
Issued capital				€ 4,050,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Pelletteria Tizeta S.r.l
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Pelletteria Tizeta S.r.l. (3)
Registered office				Sesto Fiorentino (FI)
Issued capital				€ 206,816
Percentage interest, per investor				0.50
Group’s percentage interest				100.00%	50.00%
Ermenegildo Zegna N.V. | Lanificio Ermenegildo Zegna e Figli S.p.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Lanificio Ermenegildo Zegna e Figli S.p.A.
Registered office				Valdilana (BI)
Issued capital				€ 3,100,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ezi S.p.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ezi S.p.A.
Registered office				Milan
Issued capital				€ 5,750,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | EZ Service S.r.l.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				EZ Service S.r.l.
Registered office				Valdilana (BI)
Issued capital				€ 500,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Bonotto S.p.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Bonotto S.p.A.
Registered office				Colceresa (VI)
Issued capital				€ 1,239,600
Group’s percentage interest				60.00%	60.00%
Ermenegildo Zegna N.V. | Cappellificio Cervo S.r.l.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Cappellificio Cervo S.r.l.
Registered office				Biella
Issued capital				€ 300,000
Group’s percentage interest				51.00%	51.00%
Ermenegildo Zegna N.V. | Gruppo Dondi S.p.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Gruppo Dondi S.p.A.
Registered office				Carpi (MO)
Issued capital				€ 1,502,800
Group’s percentage interest				65.00%	65.00%
Ermenegildo Zegna N.V. | Tessitura Ubertino S.r.l.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Tessitura Ubertino S.r.l.
Registered office				Valdilana (BI)
Issued capital				€ 100,000
Group’s percentage interest				60.00%	60.00%
Ermenegildo Zegna N.V. | Investindustrial Acquisition Corp. (“IIAC”)
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Investindustrial Acquisition Corp. (“IIAC”) (6)
Registered office				Cayman Islands
Issued capital				€ 5,614
Group’s percentage interest				0.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Registered office				Istanbul (Turkey)
Issued capital				€ 32,291,439
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna H.m.b.H.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna H.m.b.H.
Registered office				Wien (Austria)
Issued capital				€ 610,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Société de Textiles Astrum France S.à.r.l.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Société de Textiles Astrum France S.à.r.l.
Registered office				Paris (France)
Issued capital				€ 500,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna GmbH
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna GmbH
Registered office				Munich (Germany)
Issued capital				€ 6,577,421
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna Japan Co., LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Zegna Japan Co., LTD
Registered office				Minato-Ku-Tokyo (Japan)
Issued capital				€ 100,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Fantasia (London) Limited
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Fantasia (London) Limited
Registered office				London (UK)
Issued capital				€ 499,800
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna S.A. de C.V.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna S.A. de C.V.
Registered office				Ciudad de Mexico (Mexico)
Issued capital				€ 459,600,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ezeti Portugal. S.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ezeti Portugal. S.A.
Registered office				Lisbon (Portugal)
Issued capital				€ 800,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Italco S.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Italco S.A.
Registered office				Sant Quirze (Spain)
Issued capital				€ 1,911,300
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Czech s.r.o
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Czech s.r.o
Registered office				Prague (Czech Republic)
Issued capital				€ 1,350,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Co.Ti. Service S.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Co.Ti. Service S.A.
Registered office				Stabio (Switzerland)
Issued capital				€ 27,940,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Consitex S.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Consitex S.A.
Registered office				Stabio (Switzerland)
Issued capital				€ 15,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Corporation
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Corporation
Registered office				New York, NY
Issued capital				€ 500,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna (China) Enterprise Management Co., Ltd.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Zegna (China) Enterprise Management Co., Ltd.
Registered office				Shanghai (China)
Issued capital				€ 58,309,140
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna (China) Co., LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna (China) Co., LTD
Registered office				Shanghai (China)
Issued capital				€ 50,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ismaco Amsterdam B. V
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ismaco Amsterdam B.V. (6)
Registered office				Amsterdam (Netherlands)
Issued capital				€ 226,890
Group’s percentage interest				0.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Hong Kong LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Hong Kong LTD
Registered office				Hong Kong
Issued capital				€ 538,240,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | E.Z. Trading (Hong Kong) LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				E.Z. Trading (Hong Kong) LTD
Registered office				Hong Kong
Issued capital				€ 82,120,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Canada Inc.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Canada Inc.
Registered office				Toronto (Canada)
Issued capital				€ 700,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. New Zealand LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				E. Z. New Zealand LTD
Registered office				Auckland (New Zealand)
Issued capital				€ 5,800,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | E. Z. Thai Holding Ltd
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				E. Z. Thai Holding Ltd
Registered office				Bangkok (Thailand)
Issued capital				€ 3,000,000
Proportion of ownership interests held by non-controlling interests				49.00%	49.00%
Ermenegildo Zegna N.V. | Zegna South Asia Private LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Zegna South Asia Private LTD
Registered office				Mumbai (India)
Issued capital				€ 902,316,770
Group’s percentage interest				51.00%	51.00%
Ermenegildo Zegna N.V. | ISMACO TEKSTİL LİMİTED ŞİRKETİ
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				ISMACO TEKSTİL LİMİTED ŞİRKETİ
Registered office				Istanbul (Turkey)
Issued capital				€ 10,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ezesa Brasil Participacoes LTDA
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ezesa Brasil Participacoes LTDA
Registered office				San Paolo (Brazil)
Issued capital				€ 77,481,487
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Maroc S.A.R.L.A.U.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Maroc S.A.R.L.A.U.
Registered office				Casablanca (Morocco)
Issued capital				€ 530,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Ermenegildo Zegna Vietnam LLC
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Ermenegildo Zegna Vietnam LLC
Registered office				Hanoi City (Vietnam)
Issued capital				€ 132,294,900,000
Group’s percentage interest				90.00%	90.00%
Ermenegildo Zegna N.V. | EZ US Holding Inc.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				EZ US Holding Inc.
Registered office				Wilmington (U.S.A.)
Issued capital				€ 1,000,099
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | E.Zegna Attica Single Member Societé Anonyme
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				E.Zegna Attica Single Member Societé Anonyme
Registered office				Athens (Greece)
Issued capital				€ 650,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. | Zegna Denmark ApS
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Zegna Denmark ApS (2)
Registered office				Aarhus (Denmark)
Issued capital				€ 400,000
Group’s percentage interest				100.00%	0.00%
Ermenegildo Zegna N.V. | EZ CA Holding Corp.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				EZ CA Holding Corp.
Registered office				Toronto (Canada)
Issued capital				€ 1,000
Group’s percentage interest				100.00%	0.00%
Ermenegildo Zegna N.V. | Thom Browne Inc.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V.
Name of subsidiary				Thom Browne Inc.
Registered office				Wilmington (U.S.A.)
Issued capital				€ 5,510
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne Services Italy S.r.l.
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne Services Italy S.r.l.
Registered office				Milan
Issued capital				€ 10,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne France Services
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne France Services
Registered office				Paris (France)
Issued capital				€ 50,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne UK Limited
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne UK Limited
Registered office				Beckenham (UK)
Issued capital				€ 1
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne (China) Co., Ltd.(*)
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne (China) Co., Ltd.(*)
Registered office				Shanghai (China)
Issued capital				€ 900,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne (Macau) Limited
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne (Macau) Limited
Registered office				Hong Kong
Issued capital				€ 500,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne Canada
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne Canada
Registered office				Vancouver (Canada)
Issued capital				€ 100
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne Hong Kong Limited
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne Hong Kong Limited
Registered office				Hong Kong
Issued capital				€ 500,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | Thom Browne Eyewear (T.B.E.) SA
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne Eyewear (T.B.E.) SA
Registered office				Stabio (Switzerland)
Issued capital				€ 1,000,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Trading SA | CGU Thom Browne Korea Ltd.
Accounting Policies [Line Items]
Company				Thom Browne Trading SA
Name of subsidiary				Thom Browne Korea Ltd. (5)
Registered office				Seoul (South Korea)
Issued capital				€ 100,000,000
Group’s percentage interest				90.00%	0.00%
Thom Browne Services Italy S.r.l | Thom Browne Retail Italy S.r.l.
Accounting Policies [Line Items]
Company				Thom Browne Services Italy S.r.l.
Name of subsidiary				Thom Browne Retail Italy S.r.l.
Registered office				Milan
Issued capital				€ 10,000
Group’s percentage interest				90.00%	90.00%
Tom Ford Switzerland Sagl | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Company				Tom Ford Switzerland Sagl
Name of subsidiary				Tom Ford Distribution S.r.l. (3)
Registered office				Sesto Fiorentino (FI)
Issued capital				€ 117,616
Percentage interest, per investor				0.8502
Group’s percentage interest				100.00%	0.00%
Ezeti S.L. | Ermenegildo Zegna Madrid S.A.
Accounting Policies [Line Items]
Company				Ezeti S.L.
Name of subsidiary				Ermenegildo Zegna Madrid S.A.
Registered office				Barcelona (Spain)
Issued capital				€ 901,500
Group’s percentage interest				70.00%	70.00%
Italco S.A. | Ezeti S.L.
Accounting Policies [Line Items]
Company				Italco S.A.
Name of subsidiary				Ezeti S.L.
Registered office				Barcelona (Spain)
Issued capital				€ 500,032
Group’s percentage interest				100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna Far-East Pte LTD
Accounting Policies [Line Items]
Company				Consitex S.A.
Name of subsidiary				Ermenegildo Zegna Far-East Pte LTD
Registered office				Singapore
Issued capital				€ 21,776,432
Group’s percentage interest				100.00%	100.00%
Consitex S.A. | Ermenegildo Zegna (Macau) LTD
Accounting Policies [Line Items]
Company				Consitex S.A.
Name of subsidiary				Ermenegildo Zegna (Macau) LTD
Registered office				Kowloon Bay (Hong Kong)
Issued capital				€ 4,650,000
Group’s percentage interest				100.00%	100.00%
Consitex S.A. | Zegna Gulf Trading LLC
Accounting Policies [Line Items]
Company				Consitex S.A.
Name of subsidiary				Zegna Gulf Trading LLC
Registered office				Dubai (UAE)
Issued capital				€ 300,000
Group’s percentage interest				49.00%	49.00%
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Australia PTY LTD
Accounting Policies [Line Items]
Company				Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary				Ermenegildo Zegna Australia PTY LTD
Registered office				Sydney (Australia)
Issued capital				€ 18,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna Far-East Pte LTD | Ermenegildo Zegna Malaysia Sdn. Bhd.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary				Ermenegildo Zegna Malaysia Sdn. Bhd.
Registered office				Kuala Lumpur (Malaysia)
Issued capital				€ 3,000,000
Group’s percentage interest				100.00%	100.00%
Ermenegildo Zegna N.V. / Italco S.A. | Ezesa Argentina S.A.
Accounting Policies [Line Items]
Company				Ermenegildo Zegna N.V. / Italco S.A.
Name of subsidiary				Ezesa Argentina S.A.
Registered office				Buenos Aires (Argentina)
Issued capital				€ 9,421,014
Group’s percentage interest				100.00%	100.00%
E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD | The Italian Fashion Co. LTD
Accounting Policies [Line Items]
Company				E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD
Name of subsidiary				The Italian Fashion Co. LTD
Registered office				Bangkok (Thailand)
Issued capital				€ 16,000,000
Group’s percentage interest				65.00%	65.00%
Zegna Gulf Trading LLC | Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Accounting Policies [Line Items]
Company				Zegna Gulf Trading LLC
Name of subsidiary				Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Registered office				Kuwait City (Kuwait)
Issued capital				€ 125,000
Group’s percentage interest				49.00%	49.00%
Thom Browne Inc. | Thom Browne Japan Inc.
Accounting Policies [Line Items]
Company				Thom Browne Inc.
Name of subsidiary				Thom Browne Japan Inc.
Registered office				Tokyo (Japan)
Issued capital				€ 1,000,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Inc. | Thom Browne Trading SA
Accounting Policies [Line Items]
Company				Thom Browne Inc.
Name of subsidiary				Thom Browne Trading SA
Registered office				Stabio (Switzerland)
Issued capital				€ 100,000
Group’s percentage interest				90.00%	90.00%
Thom Browne Eyewear SA | Thom Browne Eyewear France SAS
Accounting Policies [Line Items]
Company				Thom Browne Eyewear SA
Name of subsidiary				Thom Browne Eyewear France SAS
Registered office				Paris (France)
Issued capital				€ 40,000
Group’s percentage interest				90.00%	90.00%
EZ US Holding Inc. | Tom Ford International LLC
Accounting Policies [Line Items]
Company				EZ US Holding Inc
Name of subsidiary				Tom Ford International LLC (3)
Registered office				Delaware (U.S.A.)
Issued capital				€ 10,000,000
Group’s percentage interest				100.00%	15.00%
Tom Ford International LLC | Pelletteria Tizeta S.r.l
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Percentage interest, per investor				0.50
Tom Ford International LLC | Tom Ford Distribution S.r.l.
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Percentage interest, per investor				0.1498
Tom Ford International LLC | Tom Ford Switzerland
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Switzerland (3)
Registered office				Stabio (Switzerland)
Issued capital				€ 1,000,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Retail UK Limited
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Retail UK Limited (3)
Registered office				London (UK)
Issued capital				€ 1
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Studio Limited
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Studio Limited (3)
Registered office				London (UK)
Issued capital				€ 50,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Property Limited
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Property Limited (3)
Registered office				London (UK)
Issued capital				€ 1
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Retail LLC
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Retail LLC (3)
Registered office				New York (U.S.A.)
Issued capital				€ 2,060,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Retail Hong Kong Limited
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Retail Hong Kong Limited (3)
Registered office				Hong Kong
Issued capital				€ 300,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Hong Kong Limited
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Hong Kong Limited (3)
Registered office				Hong Kong
Issued capital				€ 1,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Retail Korea (Yuhan Hoesa)
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Retail Korea (Yuhan Hoesa) (3)
Registered office				Seoul (Korea)
Issued capital				€ 50,000,000
Group’s percentage interest				100.00%	0.00%
Tom Ford International LLC | Tom Ford Retail Japan GK (Godo Kaisha)
Accounting Policies [Line Items]
Company				Tom Ford International LLC
Name of subsidiary				Tom Ford Retail Japan GK (Godo Kaisha) (3)
Registered office				Tokyo (Japan)
Issued capital				€ 10,000,000
Group’s percentage interest				100.00%	0.00%
Tom Ford Distribution S.r.l. | Tom Ford Showroom Limited
Accounting Policies [Line Items]
Company				Tom Ford Distribution S.r.l.
Name of subsidiary				Tom Ford Showroom Limited (3)
Registered office				London (UK)
Issued capital				€ 1
Group’s percentage interest				100.00%	0.00%
Tom Ford Retail Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Company				Tom Ford Retail Hong Kong Limited
Name of subsidiary				Tom Ford Retail Macau Limited (3)
Registered office				Macau
Issued capital				€ 25,000
Percentage interest, per investor				0.96
Group’s percentage interest				100.00%	0.00%
Tom Ford Retail Hong Kong Limited | Tom Ford Clothing Retail Shanghai Company Limited
Accounting Policies [Line Items]
Company				Tom Ford Retail Hong Kong Limited
Name of subsidiary				Tom Ford Clothing Retail Shanghai Company Limited (3)
Registered office				Shanghai (China)
Issued capital				€ 13,500,000
Group’s percentage interest				100.00%	0.00%
EZ CA Holding Corp. | Tom Ford International LLC
Accounting Policies [Line Items]
Issued capital				€ 9,696,528
Principal place of business of associate				Toronto (Canada)
Name of the Investor				EZ CA Holding Corp.
Proportion of ownership interest in associate				25.00%	0.00%
Name of foreign associates, joint arrangements and other investments				Norda Run Inc (1)
Lanificio Ermenegildo Zegna e Figli S.p.A | Acquedotto Piancone S.r.l.
Accounting Policies [Line Items]
Issued capital				€ 42,000
Group’s percentage interest				67.00%	67.00%
Name of the Investor				Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of foreign associates, joint arrangements and other investments				Acquedotto Piancone S.r.l.
Principal place of business of other investments				Valdilana (BI)
Lanificio Ermenegildo Zegna e Figli S.p.A | Pettinatura di Verrone S.r.l.
Accounting Policies [Line Items]
Issued capital				€ 3,000,000
Name of the Investor				Lanificio Ermenegildo Zegna e Figli S.p.A.
Proportion of ownership interests held by non-controlling interests				15.00%	15.00%
Name of foreign associates, joint arrangements and other investments				Pettinatura di Verrone S.r.l.
Principal place of business of other investments				Verrone (BI)
Bonotto S.p.A. | F2 S.r.l.
Accounting Policies [Line Items]
Issued capital				€ 90,000
Name of the Investor				Bonotto S.p.A.
Proportion of ownership interests held by non-controlling interests				29.00%	29.00%
Name of foreign associates, joint arrangements and other investments				F2 S.r.l.
Principal place of business of other investments				Schio (VI)
Tom Ford Hong Kong Limited | Tom Ford Retail Macau Limited
Accounting Policies [Line Items]
Company				Tom Ford Hong Kong Limited
Percentage interest, per investor				0.04